December 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Highland Funds I (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

On behalf of Highland Funds I (the “Registrant”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of the shareholder letter, notice, proxy statement, and form of proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of NexPoint Event Driven Fund (the “Fund”), a series of the Registrant, scheduled to be held on January 14, 2022.

The Special Meeting is being called for the purpose of approving an amendment to the Fund’s current fundamental investment policy regarding industry concentration.

If you have any questions regarding the Filing, please contact the undersigned at 917.522.6080 or Mr. Cal Gilmartin of K&L Gates LLP, the Fund’s counsel, at 617.951.9103.

Very truly yours,

/s/ Eric Griffith
Eric Griffith